Cover Page	Jan. 22, 2021
Document Information [Line Items]
Entity Central Index Key	0001326160
Document Type	8-K
Document Period End Date	Jan. 22, 2021
Entity File Number	1-32853
Entity Registrant Name	DUKE ENERGY CORPORATION
Entity Tax Identification Number	20-2777218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	550 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202-1803
City Area Code	704-
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Duke Energy Carolinas [Member]
Document Information [Line Items]
Entity Central Index Key	0000030371
Document Type	8-K
Document Period End Date	Jan. 22, 2021
Entity File Number	1-4928
Entity Registrant Name	DUKE ENERGY CAROLINAS, LLC
Entity Tax Identification Number	56-0205520
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	526 South Church Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202-1803
City Area Code	704-
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Duke Energy Progress [Member]
Document Information [Line Items]
Entity Central Index Key	0000017797
Document Type	8-K
Document Period End Date	Jan. 22, 2021
Entity File Number	1-3382
Entity Registrant Name	DUKE ENERGY PROGRESS, LLC
Entity Tax Identification Number	56-0165465
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	410 South Wilmington Street
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27601-1748
City Area Code	704-
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DUK
Security Exchange Name	NYSE
Junior Subordinated Debentures 5.125% Coupon Due January 2073 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.125% Junior Subordinated Debentures due January 15, 2073
Trading Symbol	DUKH
Security Exchange Name	NYSE
Junior Subordinated Debentures 5.625% Coupon Due September 2078 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Debentures due September 15, 2078
Trading Symbol	DUKB
Security Exchange Name	NYSE
Depositary Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	DUK PR A
Security Exchange Name	NYSE